CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 2,405,153	$ 2,811,056
Restricted cash (including restricted cash of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of $14,773 and $43,127 as of December 31, 2023 and 2024, respectively)	1,655,171	1,410,365
Accounts receivable, net of allowance for credit losses of $9,351 and $5,089, as of December 31, 2023 and 2024, respectively	306,657	262,716
Prepaid expenses and other assets (including prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of $7 and $37 as of December 31, 2023 and 2024, respectively)	1,661,373	1,861,842
Loans receivable, net of allowance for credit losses of $319,463 and $443,555, as of December 31, 2023 and 2024, respectively (including loans receivable, net of allowance for credit losses of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of $153,820 and $426,995 as of December 31, 2023 and 2024, respectively)	4,052,215	2,464,662
Inventories, net	143,246	125,395
Short-term investments	6,215,423	2,547,644
Total current assets	16,857,668	11,773,934
Non-current assets
Property and equipment, net	1,097,699	1,207,698
Operating lease right-of-use assets, net	1,054,785	1,015,982
Intangible assets, net	27,310	50,821
Long-term investments	2,694,305	4,262,562
Prepaid expenses and other assets (including prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of nil and $1,562 as of December 31, 2023 and 2024, respectively)	138,839	87,705
Loans receivable, net of allowance for credit losses of $2,105 and $5,780 as of December 31, 2023 and 2024, respectively	108,594	20,551
Restricted cash	21,261	22,236
Deferred tax assets	517,383	328,961
Goodwill	107,625	112,782
Total non-current assets	5,767,801	7,109,298
Total assets	22,625,469	18,883,232
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $7,612 and $4,768 as of December 31, 2023 and 2024, respectively)	350,021	342,547
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $131,409 and $144,286 as of December 31, 2023 and 2024, respectively)	2,380,371	1,834,807
Deposits payable	2,711,693	1,706,299
Escrow payables and advances from customers (including escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $17,747 and $18,487 as of December 31, 2023 and 2024, respectively)	2,498,094	2,199,464
Borrowings (including borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and $50,000 as of December 31, 2023 and 2024, respectively)	130,615	146,661
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $6,416 and $10,544 as of December 31, 2023 and 2024, respectively)	300,274	290,788
Convertible notes	1,147,984	151,764
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $169,059 and $196,369 as of December 31, 2023 and 2024, respectively)	1,405,785	1,208,892
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $1,748 and $2,773 as of December 31, 2023 and 2024, respectively)	115,419	223,638
Total current liabilities	11,296,152	8,168,941
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $3,141 and $9,515 as of December 31, 2023 and 2024, respectively)	71,678	79,257
Borrowings (including borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $119,323 and $249,474 as of December 31, 2023 and 2024, respectively)	249,474	119,323
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $18,344 and $51,542 as of December 31, 2023 and 2024, respectively)	803,502	789,514
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $16,658 and $12,226 as of December 31, 2023 and 2024, respectively)	109,895	72,587
Convertible notes	1,478,784	2,949,785
Deferred tax liabilities	408	133
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of $107 and nil as of December 31, 2023 and 2024, respectively)	138,000	6,107
Total non-current liabilities	2,851,741	4,016,706
Total liabilities	14,147,893	12,185,647
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	16,703,192	15,283,870
Accumulated other comprehensive loss	(193,148)	(108,000)
Statutory reserves	17,260	16,981
Accumulated deficit	(8,155,264)	(8,599,306)
Total Sea Limited shareholders' equity	8,372,335	6,593,830
Non-controlling interests	105,241	103,755
Total shareholders' equity	8,477,576	6,697,585
Total liabilities and shareholders' equity	22,625,469	18,883,232
Related Party [Member]
Current assets
Amounts due from related parties	418,430	290,254
Current liabilities
Amounts due to related parties	255,896	64,081
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	272	262
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 23	$ 23